INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Intangible Assets, Net	$ 261,062		$ 261,062		$ 298,085
Amortization expense	$ 12,477	$ 12,477	$ 37,023	$ 37,295